Debt and Capital Lease Obligations (Non-Solar System Narrative) (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2011 Senior Notes [Member]	Mar. 10, 2011 Minimum [Member] Senior Notes [Member]	Mar. 10, 2011 Maximum [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 550.0
Debt Instrument, Interest Rate, Stated Percentage			7.75%
Deferred Finance Costs, Gross			13.8
Debt Issuance Costs Amortized Period			8 years
Debt Instrument Sold At Fixed Percentage Of Principal Amount			100.00%
Number Of Days, Notice To Redeem Note				30 days	60 days
Debt Instrument Redemption Period			12 months
Senior Notes Redemption Price Percent If Change Of Control			101.00%
Notes Payable	$ 21.4	$ 24.0